Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,383,928)	$ (1,635,923)	$ (3,376,410)	$ (4,899,006)	$ (4,263,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	14,646	7,902	15,835	15,707	11,019
Interest expense on convertible promissory notes	5,547		95,753	22,428
Amortization of right-of-use assets	36,754		7,554		58,258
Stock-based compensation for consultancy service	517,500
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	336,859	(221,421)	(498,211)	68,353	(1,086,101)
Accrued expenses and other liabilities	(40,852)	(4,709)	(153,203)	37,353	277,619
Amount due to related parties			(103,511)
Operating lease liabilities	(43,510)		(708)		(59,166)
Net cash used in operating activities	(1,556,984)	(1,854,151)	(4,012,901)	(4,755,165)	(5,061,602)
CASH FLOWS FROM INVESTING ACTIVITIES:
Promissory notes borrowed to a related party			(69,764)
Advance to a director	(155,477)
Purchase of property and equipment	(6,809)			(12,621)	(31,722)
Net cash used in investing activities	(162,286)		(69,764)	(12,621)	(31,722)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash from reverse merger			100,224
Proceeds from convertible promissory notes payable		7,000,000	7,000,000	4,000,000
Borrowings from related parties		75,204	449,877	5,750,098	5,465,658
Advance from a director			593,263
Repayments of borrowings from related parties			(1,065,846)	(4,662,642)	(1,276)
Payment of offering costs			(965,460)		(200,000)
Net cash provided by financing activities		7,075,204	6,112,058	5,087,456	5,264,382
Effect of exchange rate changes on cash and cash equivalents	(9,781)	(25,331)	(51,328)	1,340	600
Net increase in cash and cash equivalents	(1,729,051)	5,195,722	1,978,065	321,010	171,658
Cash and cash equivalents at beginning of year	2,575,225	597,160	597,160	276,150	104,492
Cash and cash equivalents at end of year	846,174	5,792,882	2,575,225	597,160	276,150
Supplementary cash flow information
Cash paid for income taxes
Cash paid for interest				22,428
Cash received for interest	19,467	34,781	82,268	12,743	66
Supplemental disclosure of non-cash investing and financing activities
Related party borrowing in exchange for convertible promissory notes		$ 4,500,000	4,500,000	1,000,000
ROU assets obtained in exchange for new operating lease liabilities			235,994
Reclassification of other receivable to due from a related party			644,763
Waive of liabilities due to related parties					$ 12,910,857